Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Decrease increase in fair value of liabilities	$ 5.3	$ 0.3
Fair value of liabilities			$ 10.8